Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Fixed maturities, at fair value (amortized cost: 2019, $10,468,937; 2018, $12,627,921)	$ 10,680,714	$ 12,639,845
Short-term investments, at fair value (amortized cost: 2019, $1,003,508; 2018, $495,050)	1,003,421	493,726	[1]
Equities, at fair value (cost: 2019, $821,430; 2018, $621,312)	1,295,164	694,301
Investments in real estate	71,834	72,573
Other invested assets	3,266,009	1,488,995
Total investments	16,317,142	15,389,440
Cash and cash equivalents	1,484,463	877,907
Accrued investment income	109,673	115,735
Reinsurance balances receivable	3,400,070	2,976,644
Reinsurance recoverable on paid and unpaid losses	889,021	897,183
Prepaid reinsurance premiums	80,942	102,405
Funds held by reinsured companies	815,167	829,695
Deferred acquisition costs	874,608	743,046
Deposit assets	168,067	80,661
Net tax assets	179,813	157,690
Goodwill	456,380	456,380
Intangible assets	117,538	128,899
Other assets	169,521	63,506
Total assets	25,062,405	22,819,191
Liabilities
Non-life reserves	10,363,383	9,895,376
Life and health reserves	2,417,044	2,198,080
Unearned premiums	2,433,860	2,072,953
Other reinsurance balances payable	521,338	341,041
Deposit liabilities	5,507	7,172
Net tax liabilities	135,966	101,525
Accounts payable, accrued expenses and other	517,084	266,524
Debt related to senior notes	1,327,965	1,349,017
Debt related to capital efficient notes	70,089	70,989
Total liabilities	17,792,236	16,302,677
Shareholders’ Equity
Common shares (par value $0.00000001; issued and outstanding: 100,000,000 shares)	0	0
Preferred shares (par value $1.00; issued and outstanding: 28,169,062 shares; aggregate liquidation value: $704,227)	28,169	28,169
Additional paid-in capital	2,396,530	2,396,530
Accumulated other comprehensive loss	(75,925)	(138,634)
Retained earnings	4,921,395	4,230,449
Total shareholders’ equity	7,270,169	6,516,514
Total liabilities and shareholders’ equity	$ 25,062,405	$ 22,819,191

[1]	Short-term investments includes $229 million of available-for-sale securities with readily determinable fair values. These securities were purchased in 2018 and are recorded at fair value, which approximated amortized cost given the short term to maturity of approximately three to four months